Equity (Performance Share and Restricted Stock Unit) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Performance Shares
Summary of performance share activity
Shares Outstanding at January 1,	5,074,140
Granted Shares	1,183,207
Forfeited Shares	(194,263)
Paid	(1,551,570)
Shares Outstanding at December 31,	4,511,514
Vested and expected to vest at December 31,	4,477,097
Summary of Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value Outstanding January 1,	$ 42.86
Granted Weighted Average Grant Date Fair Value	$ 50.58
Forfeited Weighted Average Grant Date Fair Value	$ 45.19
Payable Weighted Average Grant Date Fair Value	$ 42.79
Weighted Average Grant Date Fair Value Outstanding December 31,	$ 44.85
Weighted Average Grant Date Fair Value Share expected to vest at December 31,	$ 44.54
Restricted Stock Units
Summary of performance share activity
Shares Outstanding at January 1,	3,328,516
Granted Shares	1,432,389
Forfeited Shares	7,795
Paid	(1,264,470)
Shares Outstanding at December 31,	3,504,230
Vested and expected to vest at December 31,	3,153,807
Summary of Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value Outstanding January 1,	$ 33.35
Granted Weighted Average Grant Date Fair Value	$ 46.20
Forfeited Weighted Average Grant Date Fair Value	$ 35.13
Payable Weighted Average Grant Date Fair Value	$ 36.68
Weighted Average Grant Date Fair Value Outstanding December 31,	$ 38.48
Weighted Average Grant Date Fair Value Share expected to vest at December 31,	$ 38.49